Notes to the consolidated statements of income (Tables)	6 Months Ended
Jun. 30, 2020
Notes to the consolidated statements of income
Schedule of revenue

Revenue

in € THOUS

	For the three months ended
	June 30,
	2020			2019
	Revenue from			Revenue from
	contracts with	Other		contracts with	Other
	customers	revenue	Total	customers	revenue	Total
Health care services
Dialysis services	3,223,998	—	3,223,998	3,120,267	—	3,120,267
Care Coordination	310,971	78,900	389,871	278,937	55,993	334,930
	3,534,969	78,900	3,613,869	3,399,204	55,993	3,455,197

Health care products
Dialysis products	891,599	28,490	920,089	839,369	33,097	872,466
Non-dialysis products	23,387	—	23,387	17,369	—	17,369
	914,986	28,490	943,476	856,738	33,097	889,835
Total	4,449,955	107,390	4,557,345	4,255,942	89,090	4,345,032

	For the six months ended
	June 30,
	2020			2019
	Revenue from			Revenue from
	contracts with	Other		contracts with	Other
	customers	revenue	Total	customers	revenue	Total
Health care services
Dialysis services	6,422,250	—	6,422,250	6,077,648	—	6,077,648
Care Coordination	628,291	157,991	786,282	578,481	116,376	694,857
	7,050,541	157,991	7,208,532	6,656,129	116,376	6,772,505
Health care products
Dialysis products	1,733,462	51,261	1,784,723	1,602,254	66,887	1,669,141
Non-dialysis products	51,886	—	51,886	35,943	—	35,943
	1,785,348	51,261	1,836,609	1,638,197	66,887	1,705,084
Total	8,835,889	209,252	9,045,141	8,294,326	183,263	8,477,589

Schedule of reconciliation of basic and diluted earnings per share

Reconciliation of basic and diluted earnings per share

in € THOUS, except share and per share data

	For the three months ended		For the six months ended
	June 30,		June 30,
	2020	2019	2020	2019
Numerator:
Net income attributable to shareholders of FMC-AG & Co. KGaA	350,972	253,780	633,691	524,529

Denominators:
Weighted average number of shares outstanding	292,733,283	303,456,178	295,287,813	305,048,922
Potentially dilutive shares	240,359	107,755	221,971	118,134
Basic earnings per share	1.20	0.84	2.15	1.72
Diluted earnings per share	1.20	0.84	2.14	1.72

Schedule of number of shares acquired in the context of the buy-back programs as well as the repurchased treasury stock

		Total number of shares
		purchased and retired
		as part of publicly
	Average price per	announced plans or	Total value of
Period	share	programs	shares (1)
	in €		in € THOUS
December 31, 2018	51.00	999,951	50,993
Purchase of Treasury Stock
March 2019	69.86	1,629,240	113,816
April 2019	72.83	1,993,974	145,214
May 2019	72.97	147,558	10,766
Repurchased Treasury Stock	71.55	3,770,772	269,796

Retirement of repurchased Treasury Stock
June 2019	71.55	3,770,772	269,796

Purchase of Treasury Stock
June 2019	67.11	504,672	33,870
July 2019	66.77	1,029,655	68,748
August 2019	57.53	835,208	48,050
September 2019	59.67	627,466	37,445
October 2019	57.85	692,910	40,084
November 2019	64.78	852,859	55,245
December 2019	63.85	564,908	36,067
Repurchased Treasury Stock	62.55	5,107,678	319,509
December 31, 2019	60.66	6,107,629	370,502

Purchase of Treasury Stock
January 2020	84.37	124,398	10,495
February 2020 (2)	249.10	25,319	6,307
March 2020	63.05	4,842,943	305,362
April 2020	63.07	694,813	43,824
Repurchased Treasury Stock	64.35	5,687,473	365,988
TOTAL	62.44	11,795,102	736,490
(1)	The value of shares previously repurchased and included above as of December 31, 2018 is inclusive of fees (net of taxes) paid in the amount of approximately €11 (in € THOUS) for services rendered.
(2)

The purchase price of the shares of the program beginning on June 17, 2019 is based on the volume weighted average price of the Company's shares for the period and changes in the volume weighted average price resulted in retroactive adjustments to the purchase price, even if no shares were purchased. The February adjustment, in combination with lower shares purchased, resulted in a particularly high average price per share for the month.

Schedule that shows the amounts by which the key assumptions would need to change individually that the recoverable amount equals the carrying amount

Key assumptions							Sensitivity analysis
in %			Latin America				Change in percentage points	Latin America
	2020			2019				2020	2019
Pre-tax WACC	11.90	-	25.57	10.45	-	20.02	Pre-tax WACC	0.22	1.87
After-tax WACC	8.83	-	22.50	8.06	-	17.63	After-tax WACC	0.15	1.24